Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

As required by recent changes to SEC rules, we are providing the following information about the relationship between executive compensation and certain measures of financial performance of our Company. SEC rules prescribe the disclosure included in this section, and the information does not necessarily align with how the Company or the Compensation Committee view the link between the Company's performance and its NEOs' pay. The Compensation Discussion and Analysis provides additional information about our pay-for-performance philosophy and how we align executive compensation with our performance. As described in more detail in our Compensation Discussion and Analysis, the Company's annual incentive awards and a large portion of the long-term incentive awards that comprise a significant portion of an executive's compensation are directly linked to performance. Payouts of these portions of an executive's compensation are placed at risk and require the accomplishment of specific results that are designed to benefit our shareholders and the Company, both in the long and short term. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay Versus Performance table below. Moreover, the Company generally seeks to incentivize long-term performance and therefore does not specifically align the Company's performance measures with compensation that is actually paid (as computed in accordance with SEC rules) for a particular year.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)	Company Total Shareholder Return ($)(2)	Peer Group Total Shareholder Return ($)(2)(3)	Net Income ($)	CSM: OG&E Earnings Per Share (4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$10,128,949	$15,331,356	$1,344,617	$1,374,642	$116.84	$135.48	$441,500,000	$2.33
2023	$8,435,166	$6,782,034	$1,480,334	$1,279,552	$94.45	$109.58	$416,800,000	$2.12
2022	$7,303,589	$10,942,870	$1,326,642	$1,706,080	$102.19	$118.48	$665,700,000	$2.19
2021	$8,031,634	$9,075,580	$1,312,638	$1,430,758	$94.95	$116.89	$737,300,000	$1.80
2020	$5,420,683	$850,957	$1,166,864	$259,131	$75.05	$99.10	$(173,700,000)	$1.70
(1)
During 2020 through 2024, Sean Trauschke was our Chief Executive Officer. During 2024, our remaining Named Executive Officers ("NEOs") consisted of Charles B. Walworth, W. Bryan Buckler, William H. Sultemeier, Donnie O. Jones and David A. Parker. During 2023, 2022 and 2021, our remaining NEOs consisted of W. Bryan Buckler, William H. Sultemeier, Donnie O.
Jones and Cristina F. McQuistion. During 2020, our remaining NEOs consisted of Stephen E. Merrill, E. Keith Mitchell, William H. Sultemeier, Jean C. Leger, Jr. and Donnie O. Jones.
(2)
Both Company Total Shareholder Return and Peer Group Total Shareholder Return assume $100 invested at December 31, 2019.
(3)
As permitted by the SEC, the Company's peer group selected for this pay versus performance disclosure is the S&P Composite Utilities 1500 Index, which is the same peer group as presented in the Company's 2024 Form 10-K for purposes of Item 201(e) of Regulation S-K.
(4)
"OG&E Earnings Per Share" represents the Company's annual incentive compensation plan's "OG&E Earnings Target," which is the reported net income of OG&E for the year ended December 31, 2024, divided by the diluted average common shares outstanding for 2024 of the Company. See the Compensation Discussion and Analysis above for further discussion.

Named Executive Officers, Footnote
(1)
During 2020 through 2024, Sean Trauschke was our Chief Executive Officer. During 2024, our remaining Named Executive Officers ("NEOs") consisted of Charles B. Walworth, W. Bryan Buckler, William H. Sultemeier, Donnie O. Jones and David A. Parker. During 2023, 2022 and 2021, our remaining NEOs consisted of W. Bryan Buckler, William H. Sultemeier, Donnie O.
Jones and Cristina F. McQuistion. During 2020, our remaining NEOs consisted of Stephen E. Merrill, E. Keith Mitchell, William H. Sultemeier, Jean C. Leger, Jr. and Donnie O. Jones.

PEO Total Compensation Amount	$ 10,128,949	$ 8,435,166	$ 7,303,589	$ 8,031,634	$ 5,420,683
PEO Actually Paid Compensation Amount	$ 15,331,356	6,782,034	10,942,870	9,075,580	850,957
Adjustment To PEO Compensation, Footnote

Adjustments to Determine CAP for PEO	2024
Summary Compensation Table (SCT) Total	$10,128,949

Adjustments to arrive at CAP:
Deduction for change in the actuarial present values reported under column (h) of the SCT	(1,935,557)
Increase for "Service Cost" for Pension Plans	1,015,576
Deduction for amounts reported under column (e) in the SCT	(5,099,875)
Fair value of current year equity awards at year-end	7,411,233
Change in value of prior years' awards unvested at year-end	1,427,373
Change in value of prior years' awards that vested during current year	1,641,237
Dividends	742,420
Total adjustments	5,202,407

CAP Total	$15,331,356

Non-PEO NEO Average Total Compensation Amount	$ 1,344,617	1,480,334	1,326,642	1,312,638	1,166,864
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,374,642	1,279,552	1,706,080	1,430,758	259,131
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments to Determine CAP for Non-PEO NEOs	2024
Summary Compensation Table (SCT) Total	$1,344,617

Adjustments to arrive at CAP:
Deduction for change in the actuarial present values reported under column (h) of the SCT	(20,087)
Increase for "Service Cost" for Pension Plans	7,747
Deduction for amounts reported under column (e) in the SCT	(614,399)
Fair value of current year equity awards at year-end	642,189
Change in value of prior years' awards unvested at year-end	122,832
Change in value of prior years' awards that vested during current year	134,701
Deduction of value of prior years' awards that were forfeited during current year	(303,887)
Dividends	60,929
Total adjustments	30,025

CAP Total	$1,374,642

Compensation Actually Paid vs. Total Shareholder Return

PEO and Other NEOs' CAP and the Company's TSR. As explained in the Compensation Discussion and Analysis above, approximately 44 percent to 61 percent of total direct compensation (assuming performance at target) of the NEOs is performance based. Of that amount, 57 percent to 70 percent (or 25 percent to 43 percent of targeted total compensation) is based on a three-year cumulative relative TSR. Accordingly, we believe that the compensation actually paid for the PEO and the other NEOs is aligned with our TSR. The primary reason for this is the use of equity incentives. This alignment is based on two factors. First, for our performance units, the number of units that are actually paid out is dependent solely upon our relative cumulative TSR. Second, for both the performance units and the restricted stock units, the dollar value of those units upon payout is directly tied to our stock price, which is a significant component of our TSR. As indicated in the Pay Versus Performance table above, for both the PEO and other NEOs, compensation actually paid in 2024 increased compared to 2023 just as our TSR in 2024 increased compared to 2023. For both the PEO and other NEOs, compensation actually paid in 2023 decreased compared to 2022 just as our TSR in 2023 decreased compared to 2022; compensation actually paid in 2022 increased over 2021 just as our TSR in 2022 increased over 2021; and compensation actually paid in 2021 increased over 2020 just as our TSR in 2021 increased over 2020.

Compensation Actually Paid vs. Net Income

PEO and Other NEOs' CAP and Net Income. As discussed above, in 2020, the Company recorded a non-cash impairment on its equity method investment in Enable, which resulted in a net loss for the year. In 2021, the Company's net income was impacted by a gain on transaction related to the Enable and Energy Transfer, LP ("Energy Transfer") merger. In 2022, the Company's net income was impacted by the change in fair value of Energy Transfer's equity securities, which were received by the Company as a result of the Enable/Energy Transfer merger. The Company’s net income in 2023 and 2024 reflects its operations primarily as an electric company. The Company does not use net income to determine compensation levels or long-term incentive plan payouts and, accordingly, there is not a significant direct correlation between net income and compensation actually paid. One component of the Company's annual incentive plan payouts is based on performance relative to an earnings per share target, thus a portion of the annual incentive compensation is tied to earnings. However, the Company has determined to place a significant emphasis on equity incentives as part of its long-term incentive compensation, which are sensitive to changes in stock price over a three-year period and not directly indicative of net income variations from year to year.

Compensation Actually Paid vs. Company Selected Measure

PEO and Other NEOs' CAP and OG&E Earnings Target. The PEO and other NEOs' compensation actually paid amounts are impacted by our company-selected measure, OG&E Earnings Target, which is part of the NEOs' annual incentive compensation and is based on actual performance relative to an earnings per share target established by the Compensation Committee at the beginning of the year. The OG&E Earnings Target is the most significantly weighted metric for NEO annual incentive compensation. In 2024, 2023 and 2022, the NEOs' annual incentive compensation reflected a weighting of 40 percent for the OG&E Earnings Target, and in 2021 and 2020, the OG&E Earnings Target weighting was 50 percent for our Chief Executive Officer and Chief Financial Officer and was 40 percent for our remaining NEOs. For 2024, 30 percent to 43 percent of performance-based compensation (or approximately 20 percent of targeted total direct compensation) is based on the Annual Incentive Plan results. The OG&E Earnings Target is based on the earnings of OG&E and measured as earnings per diluted share of the Company. In 2020, Company performance relative to the OG&E Earnings Target did not result in a payout, and in 2021, 2022, 2023 and 2024, Company performance relative to the OG&E Earnings Target resulted in an approximately 114 percent, 150 percent, 200 percent and 200 percent payout, respectively, of the OG&E Earnings Target contribution to the overall Annual Incentive Plan payout. Earnings at OG&E are impacted by weather, and although weather can create significant variability in the Company's performance relative to the OG&E Earnings Target, the Compensation Committee does not normalize the actual results for weather. As indicated in the above Pay Versus Performance table, from 2020 to 2021 and from 2021 to 2022, both the OG&E earnings per share and the compensation actually paid to the PEO and the other NEOs increased each year. From 2022 to 2023, both the OG&E earnings per share and the compensation paid to the PEO and the other NEOs decreased. From 2023 to 2024, both the OG&E earnings per share and the compensation paid to the PEO and other NEOs increased. This demonstrates that there is some correlation between the Company's performance relative to the OG&E Earnings Target and compensation actually paid. However, because the OG&E Earnings Target represents only a portion of the targeted annual incentive compensation (which itself is a smaller part of targeted incentive compensation than targeted long-term incentive compensation) and because the OG&E Earnings Target is not an equity award (and thus the value is not impacted by changes in stock price), the correlation is not as direct as with TSR and relative TSR.

Total Shareholder Return Vs Peer Group

The Company's TSR and Peer Group TSR. As presented in the Pay Versus Performance table above, the Company's TSR over the cumulative period of 2020 to 2024 is less than the Peer Group TSR. We believe this difference is primarily driven by the Company's previous midstream industry exposure through its investment in Enable Midstream Partners, LP ("Enable"). In early 2020, we believe the Company experienced a disproportionate impact compared to the utilities within the S&P Composite Utilities 1500 Index as a result of Enable's exposure to OPEC volatility, oil and gas supply/demand concerns related to COVID-19 and the subsequent 50 percent decrease in distributions by Enable. Further, in early 2020, the Company recorded a non-cash impairment on its equity method investment in Enable in light of the rapid deterioration of the midstream oil and gas industry, which significantly impacted the Company’s financial results for 2020, such that the Company’s TSR was approximately 75 percent of the Peer Group TSR. However, the Company's single year TSR during 2021 through 2024 generally outperformed the Peer Group TSR, as seen in the Pay Versus Performance table above when calculating the year over year change in each of those years, so that for the five-year period of 2020-2024, the Company’s TSR improved to approximately 85 percent of the Peer Group TSR.

Tabular List, Table

The three items listed below represent the most important financial metrics the Company used to determine CAP for 2024, as further described in our Compensation Discussion and Analysis above:

•
Relative TSR Performance Goal (performance units component of long-term incentive);
•
OG&E Earnings Target (earnings per share component of annual incentive); and
•
O&M Target (operation and maintenance expense component of annual incentive).

Total Shareholder Return Amount	$ 116.84	94.45	102.19	94.95	75.05
Peer Group Total Shareholder Return Amount	135.48	109.58	118.48	116.89	99.1
Net Income (Loss)	$ 441,500,000	$ 416,800,000	$ 665,700,000	$ 737,300,000	$ (173,700,000)
Company Selected Measure Amount | $ / shares	2.33	2.12	2.19	1.8	1.7
PEO Name	Sean Trauschke	Sean Trauschke	Sean Trauschke	Sean Trauschke	Sean Trauschke
Measure:: 1
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure

PEO and Other NEOs' CAP and the Company's 3-year Cumulative rTSR. As discussed in the Compensation Discussion and Analysis above, the Company utilizes long-term incentive awards as part of NEO compensation. In 2020 and 2021, long-term incentive awards for our NEOs consisted of 75 percent performance units and 25 percent time-based restricted stock units. In 2022, 2023 and 2024, the portion of time-based restricted stock units was 35 percent of the long-term incentive awards. For performance units, payout is dependent upon rTSR, which is a 3-year cumulative relative TSR that the Company achieved compared to the peer group, which is the approximately 40 utility holding companies and gas and electric utilities in the EEI Index, as discussed above in the Compensation Discussion and Analysis. As a percentile ranking, the Company's rTSR for 2024, 2023, 2022, 2021 and 2020 was 73rd, 72nd, 35th, 19th and 41st, respectively. This level of performance resulted in an approximately 157 percent, 154 percent, 56 percent, zero percent and 72 percent payout of performance-based units in 2024, 2023, 2022, 2021 and 2020, respectively. The PEO and other NEOs' compensation actually paid amounts compared to 3-year cumulative rTSR indicates there is a strong relationship between rTSR and CAP, particularly moving from 2021 to 2022. For 2021, the increase in compensation actually paid to our PEO and other NEOs is largely impacted by the increase in the Company's stock price from December 31, 2020 ($31.86) to December 31, 2021 ($38.38) and the related increased fair value measurement for performance-based units granted under the Company's Stock Incentive Plan. However, the time periods are not directly correlated, as the Company's rTSR in 2021 reflects the cumulative rTSR for 2019-2021, which the Company believes was significantly impacted by the midstream industry exposure as discussed above. For 2023, the decrease in compensation actually paid to our PEO and other NEOs is largely impacted by the decrease in the Company’s stock price from December 31, 2022 ($39.55) to December 31, 2023 ($34.93) and the related decreased fair value measurement for performance-based units granted under the Company’s Stock Incentive Plan. However, the time periods are not directly correlated, as the Company’s rTSR in 2023 reflects the cumulative rTSR for 2020-2023, which was driven by the Company’s stock price increase from December 31, 2020 ($31.86) to December 31, 2023 ($34.93). For 2024, the increase in compensation actually paid to our PEO and other NEOs is largely impacted by the increase in the Company’s stock price from December 31, 2023 ($34.93) to December 31, 2024 ($41.25) and the related increased fair value measurement for performance-based units granted under the Company’s Stock Incentive Plan. However, the time periods are not directly correlated, as the Company’s rTSR in 2024 reflects the cumulative rTSR for 2021-2024, which was driven by the Company’s stock price increase from December 31, 2021 ($38.38) to December 31, 2024 ($41.25). Similar to what is discussed above relating to Company TSR, 57 percent to 70 percent of performance-based compensation (or 25 percent to 43 percent of targeted total direct compensation) is based on a three-year cumulative relative TSR. Accordingly, we believe that the compensation actually paid for the PEO and the other NEOs is aligned with our relative TSR. The number of performance units actually paid out under our Stock Incentive Plan is dependent solely upon our relative three-year cumulative TSR, and the dollar value of those units upon payout, as well as the dollar value of the restricted stock units upon payout, is directly tied to our stock price, which is a significant component of our relative TSR.

Name	Relative TSR Performance Goal (performance units component of long-term incentive)
Measure:: 2
Pay vs Performance Disclosure
Name	OG&E Earnings Target (earnings per share component of annual incentive)
Measure:: 3
Pay vs Performance Disclosure
Name	O&M Target (operation and maintenance expense component of annual incentive)
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,202,407
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,935,557)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,015,576
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,099,875)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,411,233
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,427,373
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,641,237
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	742,420
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,025
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,087)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,747
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(614,399)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	642,189
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	122,832
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	134,701
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(303,887)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 60,929